Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ 1,022,927	$ 706,929	$ 59,779
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	(95,462)	(141,665)	(409,767)
Currency translation adjustment from participation in non-consolidated companies	(8,931)	53,858	(230,774)
Changes in the fair value of derivatives classified as cash flow hedges and available-for-sale financial instruments	735	641	1,277
Income tax relating to cash flow hedges and available-for-sale financial instruments	(107)	(192)	(371)
Other comprehensive income items	(96)	(1,542)	0
Other comprehensive income items from participation in non-consolidated companies	191	1,054	973
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations	(15,068)	(14,735)	5,277
Income tax relating to remeasurement of post employment benefit obligations	4,916	2,571	(1,946)
Remeasurement of post employment benefit obligations from participation in non-consolidated companies	3,954	(15,817)	(5,113)
Other comprehensive loss for the year, net of tax	(109,868)	(115,827)	(640,444)
Total comprehensive income (loss) for the year	913,059	591,102	(580,665)
Attributable to:
Owners of the parent	815,434	534,827	(457,750)
Non-controlling interest	$ 97,625	$ 56,275	$ (122,915)